Stock-Based Compensation (Details Narrative) - USD ($)			12 Months Ended
	Mar. 15, 2021	Jan. 27, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock options to purchase		100,000
Stock option exercisable period		3 years	2 years 7 months 28 days
Stock options purchase price per share		$ 3.50	$ 0.60
Stock options fair value		$ 287,883	$ 149,994
Exercise price		$ 2.88	$ 12.38
Stock options to purchase grant			150,000	32,000
Intrinsic value
Intrinsic value of outstanding of warrant
Intrinsic value of exercisable of warrant
Advisory Agreement [Member]
Stock options to purchase	50,000
Stock option exercisable period	2 years
Stock options purchase price per share	$ 2.50
Stock options fair value	$ 149,994
Exercise price	$ 3.00
Stock options to purchase vesting	25,000
Stock options to purchase grant	25,000
Advisory Agreement [Member] | Stock Options Fully Vested [Member]
Stock options fair value	$ 74,997
Share based compensation unvested description	The remaining unvested portion of the fair value of the stock options was charged to operations ratably from March 16, 2021 through June 15, 2021.